Share Based Compensation (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 03, 2025 shares	May 28, 2025 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Jan. 29, 2024 $ / shares
Share Based Compensation [Line Items]
Share-based compensation expenses (in Dollars) | $			$ 8,645
Class A Ordinary Share [Memeber]
Share Based Compensation [Line Items]
Price of per share (in Dollars per share)					$ 4
2025 Equity Incentive Plan [Member] | Class A Ordinary Share [Memeber]
Share Based Compensation [Line Items]
Issuance of shares | shares	5,352,621	5,352,621
Price of per share (in Dollars per share)		$ 0.0001
Fair value of granted price per share (in Dollars per share)			$ 1.615